Share capital	6 Months Ended	12 Months Ended
	Feb. 28, 2025	Aug. 31, 2024
Equity [Abstract]
Share capital

7. Share capital

Authorized share capital

The authorized share capital of the Company consists of an unlimited number of common shares with no par value.

	#	$
Balance, August 31, 2023	6,306,979	4,903,031

Issuance of Common Shares on Initial Public Offering	875,000	3,500,000
Issuance of Common Share against Conversion Note	501,875	465,680
Issuance of Common Shares on Equity Purchase Agreement	741,499	487,491
Share Issuance Costs	-	(748,063)
Warrants issued	-	(48,283)
Balance, August 31, 2024	8,425,353	8,559,856

Issuance of Common Shares against S3	382,667	232,708
Issuance of Common Shares against Pre-funded warrants	884,000	530,312
Shares Issuance Costs	-	(213,961)

Balance, February 28, 2025	9,692,020	9,108,915

During the six months ended February 28, 2025, the Company issued 382,667 common shares under its Form S-3 shelf registration. Additionally, the Company issued 1,284,000 pre-funded warrants, each exercisable for one common share at an exercise price of $0.0001 per share. The gross proceeds received from the issuance of the pre-funded warrants were recorded within additional paid-in capital. During the period, 884,000 pre-funded warrants were exercised, resulting in the issuance of 884,000 common shares.

In connection with this offering, we also offered to each purchaser whose purchase of Shares in this offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of our outstanding common shares immediately following the consummation of this offering, the opportunity to purchase, if the purchaser so chooses, pre-funded warrants to purchase up to 1,240,000 common shares (the “Pre-Funded Warrants”), in lieu of common shares, pursuant to this prospectus supplement and accompanying prospectus. Each Pre-Funded Warrant will be exercisable for one Share.

Our common shares are listed on the NYSE American under the symbol “PAPL.” On November 12, 2024, the last reported sale price of our common shares was $0.78 per share.

In assessing our eligibility to use Form S-3, as of November 12, 2024, the aggregate market value of our outstanding common shares held by non-affiliates was approximately $3.98 million, calculated at a price per share of $0.81, the last reported sale price of our common shares on September 19, 2024, and based on 8,425,352 common shares outstanding, of which aggregate outstanding common shares, 4,912,531 shares are held by non-affiliates. Pursuant to General Instruction I.B.6 of Form S-3, in no event will we sell securities in a public primary offering with a value exceeding one-third of the aggregate market value of our common shares held by non-affiliates in any 12-month period, so long as the aggregate market value of our outstanding common held by non-affiliates remains below $75 million.

Pineapple Financial Inc.

Notes to the Condensed Interim Consolidated Financial Statements for period ended February 28, 2025 - Unaudited

(Expressed in US Dollars)

7. Share capital

Authorized share capital

The authorized share capital of the Company consists of an unlimited number of common shares with no par value.

	#	$
Balance, August 31, 2022 and 2023	6,306,979	4,903,031

Issuance of Common Shares on Initial Public Offering	875,000	3,500,000
Issuance of Common Share against Conversion Note	501,875	465,680
Issuance of Common Shares on Equity Purchase Agreement	741,499	487,491
Share Issuance Costs	-	(748,063)
Warrants issued	-	(48,283)

Balance, August 31, 2024	8,425,353	8,559,856

On November 3, 2023, the Company completed Initial Public Offering (IPO) and was listed on the New York Stock Exchange American (NYSEAmerican) under the ticker PAPL. The Company issued 875,000 shares on the initial public offering and received gross proceeds of $3,500,000 on the closing of the public offering. The Company incurred $796,346 in share issue costs related to underwriter fees and legal cost fees. The share issue cost balance includes the fair value of $48,283 related to 26,250 representative warrants that were issued on November 3, 2023, to the underwriters for an exercise price of $4 and expiring on October 31, 2028.

During July and August 2024, the Company issued 501,875 common shares to Brownstone Corporation as part of the conversion of a previously issued convertible note. The conversion included a principal amount of $300,000 and accrued interest of $4,347 at an annual interest rate of 8.00%, as per Note 18.

On May 10, 2024, the Company entered into an equity purchase agreement (the “EPA”) with Brown Stone Capital Ltd., a corporation organized under the laws of England and Wales (the “Investor”) pursuant to which the Company shall issue and sell to the Investor, from time to time as provided herein, and the Investor shall purchase up to Fifteen Million Dollars ($15,000,000.00) of the Company’s common shares and issue 200,000 Company’s common shares as a commitment fee under the EPA to the Investor (collectively as the “EPA Shares”) at purchase price to be determined as per the terms and conditions of the EPA.

In relation to the EPA Shares the Company has entered into a registration rights agreement dated May 10, 2024 (the “RRA”) with the Investors, requiring the Company to register the EPA Shares issued under the EPA.

In August 2024, the Company issued 741,499 common shares pursuant to a put notice with Brownstone Corporation, for a total price of $487,491.

Pineapple Financial Inc.

Notes to the Consolidated Financial Statements

For the years ended August 31, 2024 and 2023

(Expressed in US Dollars)